CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchases of barges built, sold and leased-back	$ 7,521	$ 10,904
Proceeds from sale of barges sold and leased-back	$ 9,410	$ 13,020